Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - CAD / shares	Dec. 31, 2016	Dec. 31, 2015	Feb. 19, 2014
Statement of Stockholders' Equity [Abstract]
Dividends (note 17(d)) ($0.08 per share)	CAD 0.08	CAD 0.08	CAD 0.08